FAIR VALUE MEASUREMENTS (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	$ 1,161,341,933	$ 988,176,374
Interest and non-interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	1,032,890
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	388,407,577	332,036,474
Lithia Motors, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	32,214,409	36,976,215
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	740,719,947	618,130,795
LEVEL 1, 2 AND 3 | Interest and non-interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	1,032,890
LEVEL 1, 2 AND 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	388,407,577	332,036,474
LEVEL 1, 2 AND 3 | Lithia Motors, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	32,214,409	36,976,215
LEVEL 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	420,621,986	370,045,579
LEVEL 1 | Interest and non-interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	1,032,890
LEVEL 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	388,407,577	332,036,474
LEVEL 1 | Lithia Motors, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	32,214,409	36,976,215
LEVEL 2
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 2 | Interest and non-interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 2 | Lithia Motors, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 3
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 3 | Interest and non-interest bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
LEVEL 3 | Lithia Motors, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	0	0
NAV | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investment assets at fair value	$ 740,719,947	$ 618,130,795